Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

5. Derivative Instruments

Brigham Minerals periodically uses commodity derivative instruments to reduce its exposure to commodity price volatility for a portion of its forecasted crude oil and natural gas sales and thereby achieve a more predictable level of cash flows. None of the derivative instruments are designated as hedges. Brigham Minerals does not enter into derivative instruments for speculative or trading purposes.

Because the counterparties to Brigham Minerals derivative instruments have investment grade credit ratings, Brigham Minerals believes it does not have significant credit risk and accordingly does not currently require its counterparties to post collateral to support the net asset positions of its derivative instruments as of September 30, 2019. Although Brigham Minerals does not currently anticipate nonperformance from its counterparties, it continually monitors the credit ratings of its counterparties.

Concurrent with the termination of its prior revolving credit facility in July 2018, Brigham Resources posted cash collateral of $1.4 million for its existing WTI fixed price swap contracts. The cash collateral was $1.6 million in May 2019 prior to the termination of the Owl Rock credit facility and was returned to Brigham Resources upon entering into the new revolving credit facility, as discussed in “Note 1—Business and Basis of Presentation.”

As of September 30, 2019, Brigham Minerals had certain WTI fixed price swap contracts based on the NYMEX futures index. The fair values, notional quantities and weighted-average swap prices of these contracts as of September 30, 2019, are summarized in the table below.

Description & Production Period	Volume	Weighted Average Swap Price	Fair Value Asset/ (Liability)
	(Bbl)	($/Bbl)	(In thousands)
Crude Oil Swaps:
October 2019—December 2019	15,000	$63.61	$146

Brigham Minerals’ derivative instruments are subject to master netting arrangements and are presented on a net basis in its condensed consolidated and combined balance sheets. The following table summarizes the location and fair value of its derivative instruments as of September 30, 2019 and December 31, 2018 (in thousands):

Derivative Instruments	Balance Sheet Classification	Gross Amount Recognized	Less Group Amount of Offset	Net Amount Recognized
As of September 30, 2019
Derivative assets:
Commodity swaps	Current derivative assets	$146	$—	$146
As of December 31, 2018
Derivative assets:
Commodity swaps	Current derivative assets	$1,057	$—	$1,057

The following table summarizes Brigham Minerals’ gain (loss) on derivative instruments, net on its condensed consolidated and combined statement of operations for the three and nine months ended September 30, 2019 and 2018 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(In thousands)
Realized gain (loss)	$119	$(306)	$356	$(670)
Unrealized gain (loss)	(28)	26	(877)	(524)

Combined—realized/unrealized gain (loss)	$91	$(280)	$(521)	$(1,194)

6. Derivative Instruments

Brigham Minerals uses commodity derivative instruments to reduce its exposure to commodity price volatility for a portion of its forecasted crude oil and natural gas sales and thereby achieve a more predictable level of cash flows. None of the derivative instruments are designated as hedges. Brigham Minerals does not enter into derivative instruments for speculative or trading purposes.

Because the counterparties to the Mineral Subsidiaries’ derivative instruments have investment grade credit ratings, Brigham Minerals believes it does not have significant credit risk and accordingly does not currently require its counterparties to post collateral to support the net asset positions of its derivative instruments as of December 31, 2018. Although Brigham Minerals does not currently anticipate nonperformance from its counterparties, it continually monitors the credit ratings of its counterparties.

Concurrent with the termination of the prior revolving credit facility, we posted cash collateral of $1.6 million for our existing WTI fixed price swap contracts. We anticipate entering into swap intercreditor agreements between Owl Rock Capital Corporation (“Owl Rock”) and our hedge counterparties, at which time we would retract the cash collateral. For further discussion, see “Note 7—Long-Term Debt” in the notes to the consolidated and combined financial statements.

As of December 31, 2018, Brigham Minerals had certain oil swap contracts based on the New York Mercantile Exchange (“NYMEX”) futures index. The fair values, notional quantities and weighted-average swap prices of these contracts as of December 31, 2018 , are summarized in the table below.

Description & Production Period	Volume	Weighted Average Swap Price	Fair Value Asset/ (Liability)
	(Bbl)	($/Bbl)	(in thousands)
Crude Oil Swaps:
January 2019-March 2019(1)	20,000	$64.60	$358
April 2019-June 2019	15,000	$63.61	$246
July 2019-September 2019	15,000	$63.61	$231
October 2019-December 2019	15,000	$63.61	$222

Total	65,000	$63.91	$1,057

(1)	Includes swaps for 5,000 Bbl valued as an asset of $0.1 million that matured on Dec 31, 2018 and will be settled in January, 2019.

Our derivative instruments are subject to master netting arrangements and are presented on a net basis in our consolidated and combined balance sheets. The following table summarizes the location and fair value of our derivative instruments as of December 31, 2018 and December 31, 2017 (in thousands):

Derivative Instruments	Balance Sheet Classification	Gross Amount Recognized	Less Group Amount of Offset	Net Amount Recognized
		(In thousands)
As of December 31, 2018
Derivative assets:
Commodity swaps	Current derivative assets	$1,057	$—	$1,057
As of December 31, 2017
Derivative liabilities:
Commodity swaps	Current derivative liabilities	$121	$—	$121

For the year ended December 31, 2018, Brigham Minerals had realized losses on its oil swap contracts of $0.8 million and unrealized gains of $1.2 million, included in gain on derivative instruments, net on its consolidated and combined statements of operations. For the year ended December 31, 2017, Brigham Minerals had unrealized losses of $0.1 million and no realized gains or losses.